Statement of changes in equity (Statement) - USD ($) $ in Thousands	Total	Equity attributable to owners of parent [member]	Share Capital	Share premium	Treasury shares	Capital reserve	Other reserves	Retained earnings	Non-controlling interests
Equity at beginning of period at Dec. 31, 2024	$ 488,987	$ 488,887	$ 570	$ 186,769	$ (200,980)	$ 33,438	$ (20,934)	$ 490,024	$ 100
Profit (loss)	89,475	89,440						89,440	35
Exchange difference on translation on foreign operations	7,829	7,744					7,744		85
Total Comprehensive Income for the year	97,304	97,184	0	0	0	0	7,744	89,440	120
Share-options exercise	940	940	1	3,949		(3,010)
Share-based payments net of forfeitures	10,931					(10,931)
Dividends paid, ordinary shares	(149,982)	(149,982)						(149,982)
Increase (decrease) through exercise of warrants, equity	0	0	16	2,102		(2,118)
Share-based payments net of forfeitures	10,931	10,931
Transactions with Group owners in their capacity as owners	(138,111)	(138,111)	17	6,051	0	5,803	0	(149,982)	0
Equity at end of period at Jun. 30, 2025	448,180	447,960	587	192,820	(200,980)	39,241	(13,190)	429,482	220
Equity at beginning of period at Dec. 31, 2025	569,429	569,261	590	7,097	0	42,641	(15,885)	534,818	168
Profit (loss)	96,711	96,612						96,612	99
Exchange difference on translation on foreign operations	4,852	4,850					4,850		2
Total Comprehensive Income for the year	101,563	101,462	0	0	0	0	4,850	96,612	101
Share-options exercise	257	257				257
Share-based payments net of forfeitures	(12,555)	12,555				12,555
Cancellation of treasury shares	0	0		(7,097)	86,062			(78,965)
Dividends paid, ordinary shares	(57,211)	(57,211)						(57,211)
Repurchase of shares	86,076	86,076	14		86,062
Transactions with Group owners in their capacity as owners	(130,475)	(130,475)	(14)	(7,097)	0	12,812	0	(136,176)	0
Equity at end of period at Jun. 30, 2026	$ 540,517	$ 540,248	$ 576	$ 0	$ 0	$ 55,453	$ (11,035)	$ 495,254	$ 269